Stock-based compensation	12 Months Ended
Dec. 31, 2015
Stock-based compensation
Stock plans

14 – Stock-based compensation

The Company has various stock-based compensation plans for eligible employees. A description of the major plans is provided herein.

The following table provides the stock-based compensation expense for awards under all plans, as well as the related tax benefit recognized in income, for the years ended December 31, 2015, 2014 and 2013:

In millions	Year ended December 31,	2015	2014	2013
Share Units Plan
Equity settled awards		$39	$2	$-
Cash settled awards		14	117	92
Total Share Units Plan expense		53	119	92
Voluntary Incentive Deferral Plan (VIDP)
Cash settled awards		(3)	33	35
Total Voluntary Incentive Deferral Plan expense (recovery)		(3)	33	35
Stock option awards		11	9	9
Total stock-based compensation expense		$61	$161	$136
Tax benefit recognized in income		$14	$43	$35

Share Units Plan

The objective of the Share Units Plan is to enhance the Company’s ability to attract and retain talented employees and to provide alignment of interests between such employees and the shareholders of the Company. Under the Share Units Plan, the Company grants performance share unit (PSU) awards.

The PSU-ROIC awards vest dependent upon the attainment of a target relating to return on invested capital (ROIC) over the plan period of three years. Such performance vesting criteria results in a performance vesting factor that ranges from 0% to 200% for PSU-ROIC awards granted in 2015 (0% to 150% for PSUs-ROIC outstanding and granted prior to December 31, 2014) depending on the level of ROIC attained. Payout is conditional upon the attainment of a minimum share price, calculated using the average of the last three months of the plan period.

PSU-TSR awards, introduced in 2015, vest from 0% to 200%, subject to the attainment of a total shareholder return (TSR) market condition over the plan period of three years based on the Company’s TSR relative to a Class I Railways peer group and components of the S&P/TSX 60 Index.

On December 9, 2014, 0.5 million cash settled PSUs-ROIC granted in 2013 and 0.4 million cash settled PSUs-ROIC granted in 2014 were modified to equity settled awards. The modification affected PSUs-ROIC held by 133 employees and did not result in the recognition of incremental compensation cost as the awards were previously recognized at fair value. Further, there was no change to the vesting conditions of the awards.

Equity settled awards

PSUs-ROIC and PSUs-TSR are settled in common shares of the Company, subject to the attainment of their respective vesting conditions, by way of disbursement from the Share Trusts (see Note 13 – Share capital). The number of shares remitted to the participant upon settlement is equal to the number of PSUs awarded multiplied by the performance vesting factor less shares withheld to satisfy the participant’s minimum statutory withholding tax requirement. For the plan period ended December 31, 2015, for the 2013 grant, the level of ROIC attained resulted in a performance vesting factor of 150%. The total fair value of the equity settled awards that were vested in 2015 was $48 million. As the minimum share price condition under the plan was met, settlement of approximately 0.6 million shares from the Share Trusts is expected to occur in the first quarter of 2016.

Cash settled awards

The value of the payout is equal to the number of PSUs-ROIC awarded multiplied by the performance vesting factor and by the 20-day average closing share price ending on January 31 of the following year. For the plan period ended December 31, 2015, for the 2013 grant, the level of ROIC attained resulted in a performance vesting factor of 150%. The total fair value of the cash settled awards that were vested in 2015 was $39 million ($106 million in 2014 and $80 million in 2013). As the minimum share price condition under the plan was met, payout of approximately $39 million is expected to be paid in the first quarter of 2016.

In 2015, there were no cash settled PSU-ROIC awards granted. In 2014, the Company granted 0.8 million PSU-ROIC awards (0.8 million in 2013) to designated management employees entitling them to receive payout in cash based on the Company’s share price. These awards were then subject to modification resulting in 0.4 million PSU-ROIC awards granted in 2014 (0.5 million in 2013) to be settled in common shares of the Company.

The following table provides a summary of the activity related to PSU awards:

	Equity settled				Cash settled
	PSUs-ROIC (1)		PSUs-TSR (2)		PSUs-ROIC (3)
	Units	Weighted-averagegrant date fair value	Units	Weighted-averagegrant date fair value	Units
	In millions		In millions		In millions
Outstanding at December 31, 2014	0.9	$71.05	-	N/A	1.6
Granted	0.4	$50.87	0.1	$114.86	-
Settled	-	N/A	-	N/A	(0.9)
Outstanding at December 31, 2015	1.3	$64.36	0.1	$114.86	0.7

Nonvested at December 31, 2014	0.9	$71.05	-	N/A	0.7
Granted	0.4	$50.87	0.1	$114.86	-
Vested during the year (4)	(0.5)	$75.15	-	N/A	(0.3)
Nonvested at December 31, 2015	0.8	$58.83	0.1	$114.86	0.4

(1)		The grant date fair value of equity settled PSUs-ROIC granted in 2015 of $22 million is calculated using a lattice-based valuation model. As at December 31, 2015, total unrecognized compensation cost related to nonvested equity settled PSUs-ROIC outstanding was $20 million and is expected to be recognized over a weighted-average period of 1.6 years.
(2)		The grant date fair value of equity settled PSUs-TSR granted in 2015 of $16 million is calculated using a Monte Carlo simulation model. As at December 31, 2015, the total unrecognized compensation cost related to non-vested equity settled PSUs-TSR outstanding was $7 million and is expected to be recognized over a weighted-average period of 1.8 years.
(3)		The fair value at December 31, 2015 of cash settled PSUs-ROIC is calculated using a lattice-based valuation model. As at December 31, 2015, total unrecognized compensation cost related to nonvested cash settled PSUs-ROIC outstanding was $8 million and is expected to be recognized over a weighted-average period of 1.0 years.
(4)		The awards that were vested during the year are expected to be settled in the first quarter of 2016.

The following table provides the assumptions and fair values related to the PSU-ROIC awards:

	Equity settled			Cash settled
	PSUs-ROIC (1)			PSUs-ROIC (2)
Year of grant	2015	2014	2013	2015	2014	2013
Assumptions
Stock price ($) (3)	84.55	76.29	76.29	N/A	77.35	77.35
Expected stock price volatility (4)	15%	15%	17%	N/A	23%	N/A
Expected term (years) (5)	3.0	2.0	1.0	N/A	1.0	N/A
Risk-free interest rate (6)	0.45%	1.02%	0.98%	N/A	0.49%	N/A
Dividend rate ($) (7)	1.25	1.00	1.00	N/A	1.25	N/A
Weighted-average grant date fair value ($)	50.87	66.84	75.15	N/A	N/A	N/A
Fair value per unit ($)	N/A	N/A	N/A	N/A	66.45	77.35
			.
(1)	Assumptions used to determine fair value of the equity settled PSU-ROIC awards are on the grant date.
(2)	Assumptions used to determine fair value of the cash settled PSU-ROIC awards are as at December 31, 2015.
(3)	For equity settled awards, the stock price represents the closing share price on the grant date. The stock price on the grant date for 2014 and 2013 is the stock price at the modification date of December 9, 2014.
(4)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(5)	Represents the period of time that awards are expected to be outstanding.
(6)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(7)	Based on the annualized dividend rate.

Voluntary Incentive Deferral Plan

The Company’s Voluntary Incentive Deferral Plan (VIDP) provides eligible senior management employees the opportunity to elect to receive their annual incentive bonus payment and other eligible incentive payments in deferred share units (DSU) of the Company up to specific deferral limits. A DSU is equivalent to a common share of the Company and also earns dividends when normal cash dividends are paid on common shares. For equity settled DSUs, the number of DSUs received by each participant is established at time of deferral. For cash settled DSUs, the number of DSUs received by each participant is calculated using the Company’s average closing share price for the 20 trading days prior to and including the date of the incentive payment. For each participant, the Company will grant a further 25% of the amount elected in DSUs, which will vest over a period of four years. The election to receive eligible incentive payments in DSUs is no longer available to a participant when the value of the participant’s vested DSUs is sufficient to meet the Company’s stock ownership guidelines.

On December 9, 2014, 1.7 million cash settled DSUs were modified to equity settled awards. The modification affected DSUs held by 104 employees and did not result in the recognition of incremental compensation cost as the awards were previously recognized at fair value. Further, there was no change to the vesting conditions of the awards.

Equity settled awards

DSUs are settled in common shares of the Company at the time of cessation of employment by way of an open market purchase by the Company. The number of shares remitted to the participant is equal to the number of DSUs awarded less shares withheld to satisfy the participant’s minimum statutory withholding tax requirement.

The total fair value of equity settled DSU awards vested in both 2015 and 2014 was $1 million.

Cash settled awards

The value of each participant’s DSUs is payable in cash at the time of cessation of employment.

The total fair value of cash settled DSU awards vested in both 2015 and 2014 was nil ($1 million in 2013).

The following table provides a summary of the activity related to DSU awards:

	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units

	In millions		In millions
Outstanding at December 31, 2014(3)	1.7	$76.29	0.5
Granted	-	$81.18	-
Vested	0.1	$77.23	-
Settled	-	$76.38	(0.1)
Outstanding at December 31, 2015 (4)	1.8	$76.44	0.4

(1)		The grant date fair value of equity settled DSUs granted in 2015 of $2 million is calculated using the stock price at the grant date. As at December 31, 2015, the aggregate intrinsic value of equity settled DSUs outstanding amounted to $132 million.
(2)		The fair value at December 31, 2015 of cash settled DSUs is based on the intrinsic value. As at December 31, 2015 the DSU liability was $36 million ($40 million as at December 31, 2014). The closing stock price used to determine the liability was $77.35.
(3)		The weighted-average grant date fair value was $76.29 per unit for equity settled DSUs modified in 2014.
(4)		The number of units outstanding that were nonvested, unrecognized compensation cost related to cash settled DSUs and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.

Stock option awards

The Company has stock option plans for eligible employees to acquire common shares of the Company upon vesting at a price equal to the market value of the common shares at the date of granting. The options issued by the Company are conventional options that vest over a period of time. The right to exercise options generally accrues over a period of four years of continuous employment. Options are not generally exercisable during the first 12 months after the date of grant and expire after 10 years. As at December 31, 2015, 18.4 million common shares remained authorized for future issuances under these plans.

For 2015, 2014 and 2013, the Company granted 0.9 million, 1.0 million and 1.1 million stock options, respectively.

The total number of conventional options outstanding as at December 31, 2015 was 5.9 million.

The following table provides the activity of stock option awards during 2015, and for options outstanding and exercisable at December 31, 2015, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number	Weighted-average	Number	Weighted-average
	of options	exercise price	of options	grant date fair value
	In millions		In millions
Outstanding at December 31, 2014 (1)	7.5	$37.37	2.5	$9.25
Granted (2)	0.9	$84.47	0.9	$13.21
Exercised (3)	(2.5)	$29.30	N/A	N/A
Vested (4)	N/A	N/A	(1.1)	$8.72
Outstanding at December 31, 2015 (1)	5.9	$53.43	2.3	$10.94
Exercisable at December 31, 2015 (1)	3.6	$41.74	N/A	N/A

(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)		The grant date fair value of options awarded in 2015 of $11 million is calculated using the Black-Scholes option-pricing model. As at December 31, 2015, total unrecognized compensation cost related to nonvested options outstanding was $7 million and is expected to be recognized over a weighted-average period of 2.3 years.
(3)		The total intrinsic value of options exercised in 2015 was $127 million ($50 million in 2014 and $45 million in 2013). The cash received upon exercise of options in 2015 was $74 million ($25 million in 2014 and $28 million in 2013) and the related excess tax benefit realized was $5 million ($5 million in 2014 and $3 million in 2013).
(4)		The fair value of options vested in 2015 was $9 million ($9 million in 2014 and $11 million in 2013).

The following table provides the number of stock options outstanding and exercisable as at December 31, 2015 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2015 at the Company’s closing stock price of $77.35.

				Options outstanding				Options exercisable
				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices				In millions			In millions	In millions		In millions
	$20.95	-	$31.09	0.9	2.8	$24.54	$48	0.9	$24.54	$48
	$31.10	-	$47.85	1.4	5.0	$38.13	56	1.2	$36.75	47
	$47.86	-	$58.71	1.5	6.2	$52.48	37	1.1	$50.81	28
	$58.72	-	$80.87	1.2	7.6	$69.46	10	0.4	$68.09	4
	$80.88	-	$95.62	0.9	9.1	$89.63	-	-	$95.62	-
Balance at December 31, 2015 (1)				5.9	6.1	$53.43	$151	3.6	$41.74	$127

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2015, the vast majority of stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 4.8 years.

The following table provides the assumptions used in the valuation of stock option awards:

Year of grant	2015	2014	2013
Assumptions
Grant price ($)	84.47	58.74	47.47
Expected stock price volatility (1)	20%	23%	23%
Expected term (years) (2)	5.5	5.4	5.4
Risk-free interest rate (3)	0.78%	1.51%	1.41%
Dividend rate ($) (4)	1.25	1.00	0.86
Weighted-average grant date fair value ($)	13.21	11.09	8.52
			.
(1)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)	Based on the annualized dividend rate.

Stock price volatility

Compensation cost for the Company’s cash settled Share Units Plan is based on the fair value of the awards at each period end using the lattice-based valuation model for which a primary assumption is the Company’s share price. In addition, the Company’s liability for the cash settled VIDP is marked-to-market at each period-end and, as such, is also reliant on the Company’s share price. Fluctuations in the Company’s share price cause volatility to stock-based compensation expense as recorded in Net income. The Company does not currently hold any derivative financial instruments to manage this exposure. A $1 change in the Company’s share price at December 31, 2015 would have an impact of approximately $2 million on stock-based compensation expense.

Employee Share Investment Plan

The Company has an Employee Share Investment Plan (ESIP) giving eligible employees the opportunity to subscribe for up to 10% of their gross salaries to purchase shares of the Company’s common stock on the open market and to have the Company invest, on the employees’ behalf, a further 35% of the amount invested by the employees, up to 6% of their gross salaries.

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company’s contributions, as well as the resulting expense recorded for the years ended December 31, 2015, 2014 and 2013:

Year ended December 31,	2015	2014	2013
Number of participants holding shares	19,728	18,488	18,488
Total number of ESIP shares purchased on behalf of employees (millions)	2.0	2.1	2.3
Expense for Company contribution (millions)	$38	$34	$30